As filed with the Securities and Exchange Commission on or about
                               December 27, 2001

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     ------

         Post-Effective Amendment No.    43                                  [X]
                                      --------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.    44                                                 [X]
                       --------

                        (Check appropriate box or boxes)

                            STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


        It is proposed that this filing will become effective (check appropriate box).

[X] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

        If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of December, 2001.

                                         STRONG EQUITY FUNDS, INC.
                                         (Registrant)


                                         By:    /s/ Richard W. Smirl
                                            ------------------------------------
                                               Richard W. Smirl, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF

                                                Chairman of the Board (Principal Executive
                                                Officer) and a Director                         December 27, 2001
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             December 27, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                        December 27, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                        December 27, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                        December 27, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                        December 27, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        December 27, 2001
-----------------------------------------------
Neal Malicky*


* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A.


                                          By:  /s/ Gilbert L. Southwell III
                                              ----------------------------------
                                                Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                                                        EDGAR
EXHIBIT NO.                                              EXHIBIT                                        EXHIBIT NO.
-----------                                              -------                                        ----------
(a.13)              Amendment to Articles of Incorporation effective December 27, 2001                  EX-99.a13

(h)                 Transfer and Dividend Disbursing Agent Agreement                                    EX-99.h

(h.2)               Investor Class Shares Administration Agreement                                      EX-99.h2

(h.3)               Advisor Class Shares Administration Agreement                                       EX-99.h3

(h.4)               Institutional Class Shares Administration Agreement                                 EX-99.h4

(h.5)               Class Z Shares Administration Agreement                                             EX-99.h5

(h.6)               Class A, B, C, and L Shares Administration Agreement                                EX-99.h6

(n)                 Amended and Restated Rule 18f-3 Multiple Class Plan                                 EX-99.n

(q)                 Power of Attorney dated December 27, 2001                                           EX-99.q

